Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Current prepayments and current accrued income [abstract]
Account Payables and Accrued Expenses
Note 17.  Account Payables and Accrued Expenses
As at December 31:	2018	2017
Trade and account payables	$18,849	$39,528
Value-added, goods and services and other taxes (other than income taxes)	831	2,559
Compensation	247	392
Contract liabilities under contracts with customers	6,388	769
Provision for guarantee	—	1,502
	$26,315	$44,750

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.
The movement of contract liabilities under contracts with customers for the year ended December 31, 2018 was as follows:
2018
Balance, beginning of the year	$797
A change in the time frame for a performance obligation to be satisfied	6,839
Balance, end of the year	$7,636

The Group expects to recognize the contract liabilities as revenue in the following years:
2019 (included in current liabilities)	$6,388
2020 (included in long-term liabilities)	1,248
$7,636